Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table presents information relating to total compensation reported and paid to the Bancorp’s principal executive officer, the average of total compensation reported and paid to the Bancorp’s other Named Executive Officers, the Bancorp’s total shareholder return (“TSR”), and the Bancorp’s net income for the year presented.

Year	Summary Compensation Table Total for Principal Executive Officer (PEO)	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (1)(2)	Value of Initial Fixed $100 Investment Based on Bancorp’s Total Shareholder Return	Net Income
2025	$480,686	$489,797	$329,516	$342,891	$126.47	$8,087,000
2024	$508,236	$486,200	$372,626	$367,747	$113.27	$12,130,000
2023	$468,536	$427,264	$273,273	$244,060	$72.62	$8,380,000

(1)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to Mr. Benjamin J. Bochnowski and the average of the other Named Executive Officers as a group, as computed in accordance with Item 402(v) of Regulation
S-K.
Accordingly, these dollar amounts do not reflect the actual amount of compensation earned by or paid to the Named Executive Officers during the applicable year. To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to SCT total compensation:
PEO SCT Total to CAP Reconciliation:

Year	Salary	Non-Equity Incentive Plan Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP
2025	$416,146	$32,868	$31,672	$480,686	–	$9,111	$489,797
2024	$431,276	–	$32,856	$508,236	$44,105	$22,069	$486,200
2023	$444,298	–	$24,238	$468,536	–	($41,272)	$427,264
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Year	Salary	Non-Equity Incentive Plan Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP
2025	$280,685	$17,032	$26,202	$329,516	$5,597	$18,972	$342,891
2024	$277,025	$28,324	$23,539	$372,626	$43,738	$38,859	$367,747
2023	$239,812	–	$25,751	$273,273	$7,710	($21,503)	$244,060

(i)	Reflects “All Other Compensation” reported in the SCT for each year shown.
(ii)
Represents the grant date fair value of equity-based awards granted each year and the incremental fair value of any equity award that was modified during each year, if any. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)	Reflects the value of equity calculated in accordance with the SEC methodology set forth in Regulation S-K Item 402(v)(2)(iii)(C) and 402(v)(8) for determining CAP for each year shown.

(2)
The
non-principal
executive officer NEOs reflected in the tables above represent the following individuals: (i) for 2025 and 2024, Robert T. Lowry, Todd M. Scheub, and Benjamin L. Schmitt; and (ii) for 2023, Robert T. Lowry, Todd M. Scheub, Peymon S. Torabi, and Leane E. Cerven.

Named Executive Officers, Footnote	The
non-principal
	executive officer NEOs reflected in the tables above represent the following individuals: (i) for 2025 and 2024, Robert T. Lowry, Todd M. Scheub, and Benjamin L. Schmitt; and (ii) for 2023, Robert T. Lowry, Todd M. Scheub, Peymon S. Torabi, and Leane E. Cerven.
PEO Total Compensation Amount	$ 480,686	$ 508,236	$ 468,536
PEO Actually Paid Compensation Amount	$ 489,797	486,200	427,264
Adjustment To PEO Compensation, Footnote	PEO SCT Total to CAP Reconciliation:

Year	Salary	Non-Equity Incentive Plan Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP
2025	$416,146	$32,868	$31,672	$480,686	–	$9,111	$489,797
2024	$431,276	–	$32,856	$508,236	$44,105	$22,069	$486,200
2023	$444,298	–	$24,238	$468,536	–	($41,272)	$427,264
(i)	Reflects “All Other Compensation” reported in the SCT for each year shown.
(ii)
Represents the grant date fair value of equity-based awards granted each year and the incremental fair value of any equity award that was modified during each year, if any. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)	Reflects the value of equity calculated in accordance with the SEC methodology set forth in Regulation S-K Item 402(v)(2)(iii)(C) and 402(v)(8) for determining CAP for each year shown.

Non-PEO NEO Average Total Compensation Amount	$ 329,516	372,626	273,273
Non-PEO NEO Average Compensation Actually Paid Amount	$ 342,891	367,747	244,060
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
NEOs SCT Total to CAP Reconciliation:

Year	Salary	Non-Equity Incentive Plan Compensation	All Other Compensation (i)	SCT Total	Deductions from SCT Total (ii)	Additions to SCT Total (iii)	CAP
2025	$280,685	$17,032	$26,202	$329,516	$5,597	$18,972	$342,891
2024	$277,025	$28,324	$23,539	$372,626	$43,738	$38,859	$367,747
2023	$239,812	–	$25,751	$273,273	$7,710	($21,503)	$244,060

(i)	Reflects “All Other Compensation” reported in the SCT for each year shown.
(ii)
Represents the grant date fair value of equity-based awards granted each year and the incremental fair value of any equity award that was modified during each year, if any. We did not report a change in pension value for any of the years reflected in this table; therefore, a deduction from SCT total related to pension value is not needed.

(iii)	Reflects the value of equity calculated in accordance with the SEC methodology set forth in Regulation S-K Item 402(v)(2)(iii)(C) and 402(v)(8) for determining CAP for each year shown.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Total Shareholder Return (TSR)
While TSR is not a metric that is directly used in the Bancorp’s compensation programs at this time, it directly impacts the value of the long-term incentives granted to our NEOs. The amount of compensation actually paid to our PEO and the average amount of compensation actually paid to the non-principal
executive officer NEOs as a group are generally aligned with the Bancorp’s TSR over the three years presented in the table. This alignment exists primarily because (i) none of the NEOs earned non-equity
incentive plan compensation in 2023, but the
non-principal
executive officer NEOs did earn partial payouts in 2024; (ii) in January of 2024, the Board, after reviewing the Bancorp’s 2023 performance, agreed to increase the base salaries of all of the NEOs by 2.5%; and (iii) all of the NEOs received equity grants in 2024 and all of the non-principal
executive officer NEOs received equity grants during 2025. The combination of these factors contributed to an overall increase in the compensation actually paid to Mr. Bochnowski and the other non-principal executive officer NEOs over the three year period presented in the table, which aligns with the overall increase in the Bancorp’s TSR over this same period, with a slight decrease in the compensation actually paid to the other non-principal executive officer NEOs from 2024 to 2025.
In constructing the Bancorp’s executive compensation program, the Bancorp intends to continue to seek alignment of the interests of management with the long-term interests of the Bancorp’s shareholders.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
Generally, the amount of compensation actually paid to Benjamin J. Bochnowski increased over the three-year period presented in the table, which is not in line with the Bancorp’s net income over this period. Alternatively, the compensation actually paid to the other non-principal executive officer NEOs increased then decreased over that same period, which is in line with the Bancorp’s net income over the same period. This was primarily the result of (i) none of the NEOs earning non-equity incentive plan compensation in 2023; (ii) in January of 2024, the Board, after reviewing the Bancorp’s 2023 performance, agreeing to increase the base salaries of all of the NEOs by 2.5%; (iii) for 2024, based on the Bancorp’s achievement of certain threshold performance goals established by the Compensation and Benefits Committee for 2024 under the Executive Incentive Plan, cash bonus incentives were earned by the non-principal executive officer NEOs in 2024; (iv) for 2025, based on the level of achievement of certain performance goals established by the Compensation and Benefits Committee for 2025 under the Executive Incentive Plan, a lower level of cash bonus incentives were earned by the non-principal executive officer NEOs in 2025 as compared to 2024; and (v) Mr. Bochnowski not receiving a cash incentive bonus in respect of 2024 but receiving a cash incentive bonus in respect of 2025. As further discussed in the section captioned “
2025 Executive Incentive Plan
” above, for the cash
bonus
component of the 2025 Executive Incentive Plan, the plan uses a target bonus framework and provides for payouts at, above, or below target based on the Bancorp’s results of return on assets, earnings per share, and efficiency ratio. Although net income levels will impact all three plan metrics, net income is not a metric that is directly used in the Bancorp’s compensation programs at this time.

Total Shareholder Return Amount	$ 126.47	113.27	72.62
Net Income (Loss)	$ 8,087,000	12,130,000	8,380,000
PEO Name	Mr. Benjamin J. Bochnowski
PEO
Pay vs Performance Disclosure
Salary	$ 416,146	431,276	444,298
NonEquity Incentive Plan Compensation	32,868	0	0
All Other Compensation	31,672	32,856	24,238
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(44,105)	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,111	22,069	(41,272)
Non-PEO NEO
Pay vs Performance Disclosure
Salary	280,685	277,025	239,812
NonEquity Incentive Plan Compensation	17,032	28,324	0
All Other Compensation	26,202	23,539	25,751
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,597)	(43,738)	(7,710)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 18,972	$ 38,859	$ (21,503)